Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.92%
Brazil–9.55%
Ambev S.A., ADR	5,482,948	$15,516,743
Arcos Dorados Holdings, Inc., Class A(a)(b)	11,088,811	71,633,719
B3 S.A. - Brasil, Bolsa, Balcao	8,943,860	24,624,627
Fleury S.A.	5,288,800	20,138,893
Multiplan Empreendimentos Imobiliarios S.A.	10,525,929	42,618,307
Raia Drogasil S.A.	4,835,000	21,087,852
Rede D’Or Sao Luiz S.A.(c)	2,606,200	21,752,280
TOTVS S.A.	2,646,400	14,487,646
		231,860,067
China–26.24%
Alibaba Group Holding Ltd., ADR(b)	177,800	22,365,462
Angel Yeast Co. Ltd., A Shares	2,777,805	25,015,586
China Feihe Ltd.(c)	17,278,000	24,009,729
China Mengniu Dairy Co. Ltd.	12,432,000	73,179,197
China Resources Beer Holdings Co. Ltd.	2,816,000	21,024,297
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	5,642,000	30,579,423
JD.com, Inc., A Shares(b)	71,209	2,655,390
JD.com, Inc., ADR(b)	1,064,500	79,709,760
Prosus N.V.(b)	399,867	33,307,397
Sunny Optical Technology Group Co. Ltd.	1,201,900	30,959,353
Tencent Holdings Ltd.	1,495,400	91,275,200
Tongcheng Travel Holdings Ltd.(b)(c)	27,101,200	55,901,224
Wuliangye Yibin Co. Ltd., A Shares	1,733,515	53,972,238
Yum China Holdings, Inc.	1,928,242	92,883,417
		636,837,673
Egypt–1.57%
Eastern Co. S.A.E.	21,384,488	14,142,892
Egyptian Financial Group-Hermes Holding Co.(b)	25,623,002	23,910,452
		38,053,344
France–1.51%
Bollore S.A.	6,808,819	36,733,966
Hungary–3.03%
Gedeon Richter PLC	2,790,740	73,598,175
India–3.91%
Emami Ltd.	4,289,538	28,658,015
HDFC Bank Ltd., ADR	963,550	66,128,436
		94,786,451
Indonesia–4.52%
PT Bank Central Asia Tbk	74,917,000	39,945,045
PT Kalbe Farma Tbk	343,730,800	39,227,510
PT Telkom Indonesia (Persero) Tbk	104,477,700	30,548,525
		109,721,080
Macau–0.98%
Galaxy Entertainment Group Ltd.(b)	4,108,000	23,887,032
Shares		Value
Mexico–10.43%
Bolsa Mexicana de Valores S.A.B. de C.V.	21,082,320	$35,954,820
GMexico Transportes S.A.B. de C.V.	27,888,930	50,632,171
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,831,898	52,451,847
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(b)(d)	2,500,538	34,379,367
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	22,678,092	32,761,642
Wal-Mart de Mexico S.A.B. de C.V., Series V	13,785,934	46,875,383
		253,055,230
Nigeria–1.16%
Zenith Bank PLC	447,469,084	28,021,580
Philippines–4.19%
BDO Unibank, Inc.	21,000,720	55,912,956
SM Investments Corp.	857,870	16,009,589
SM Prime Holdings, Inc.	43,152,900	29,824,301
		101,746,846
Russia–10.63%
Detsky Mir PJSC	6,640,610	8,818,099
Gazprom PJSC, ADR	2,586,213	22,601,174
Mobile TeleSystems PJSC, ADR	2,352,394	17,972,290
Moscow Exchange MICEX-RTS PJSC	11,806,000	22,223,307
Ozon Holdings PLC, ADR(b)	783,546	16,195,896
Sberbank of Russia PJSC	11,900,044	41,045,644
Sberbank of Russia PJSC, Preference Shares	15,636,015	51,336,305
Yandex N.V., Class A(b)	1,617,426	77,733,494
		257,926,209
South Africa–0.66%
Naspers Ltd., Class N	98,890	16,041,678
South Korea–7.05%
Douzone Bizon Co. Ltd.	335,094	14,851,780
NAVER Corp.	108,344	28,703,970
Samsung Electronics Co. Ltd.	2,059,353	127,557,431
		171,113,181
Taiwan–5.23%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,568,000	126,799,952
Turkey–1.02%
Haci Omer Sabanci Holding A.S.	21,674,815	24,799,990
United Arab Emirates–0.91%
Emaar Properties PJSC	16,658,100	22,165,602
Vietnam–1.33%
Vietnam Dairy Products JSC	8,802,248	32,329,671
Total Common Stocks & Other Equity Interests (Cost $1,770,358,499)		2,279,477,727

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets All Cap Fund

Shares		Value
Money Market Funds–5.84%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(e)	51,774,136	$51,774,136
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(e)	30,790,561	30,793,640
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(e)	59,170,441	59,170,441
Total Money Market Funds (Cost $141,739,417)		141,738,217
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.76% (Cost $1,912,097,916)		2,421,215,944
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 0.02%(a)(e)(f)	52,339	52,339
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(a)(e)(f)	124,559	$124,584
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $176,929)		176,923
TOTAL INVESTMENTS IN SECURITIES—99.77% (Cost $1,912,274,845)		2,421,392,867
OTHER ASSETS LESS LIABILITIES–0.23%		5,466,079
NET ASSETS–100.00%		$2,426,858,946
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,451,993	$41,404,522	$(41,082,379)	$-	$-	$51,774,136	$3,755
Invesco Liquid Assets Portfolio, Institutional Class	30,570,539	29,574,658	(29,344,556)	(3,554)	(3,447)	30,793,640	1,183
Invesco Treasury Portfolio, Institutional Class	58,802,278	47,319,453	(46,951,290)	-	-	59,170,441	1,693
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	312,596	952,275	(1,212,532)	-	-	52,339	10*
Invesco Private Prime Fund	729,392	2,187,200	(2,791,861)	(6)	(141)	124,584	117*
Investments in Other Affiliates:
Arcos Dorados Holdings, Inc., Class A	52,893,628	-	-	18,740,091	-	71,633,719	-
Total	$194,760,426	$121,438,108	$(121,382,618)	$18,736,531	$(3,588)	$213,548,859	$6,758

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $132,242,656, which represented 5.45% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at January 31, 2022.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets All Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$231,860,067	$—	$—	$231,860,067
China	194,958,639	441,879,034	—	636,837,673
Egypt	38,053,344	—	—	38,053,344
France	—	36,733,966	—	36,733,966
Hungary	—	73,598,175	—	73,598,175
India	66,128,436	28,658,015	—	94,786,451
Indonesia	—	109,721,080	—	109,721,080
Macau	—	23,887,032	—	23,887,032
Mexico	253,055,230	—	—	253,055,230
Nigeria	—	28,021,580	—	28,021,580
Philippines	—	101,746,846	—	101,746,846
Russia	111,901,680	146,024,529	—	257,926,209
South Africa	—	16,041,678	—	16,041,678
South Korea	—	171,113,181	—	171,113,181
Taiwan	—	126,799,952	—	126,799,952
Turkey	—	24,799,990	—	24,799,990
United Arab Emirates	—	22,165,602	—	22,165,602
Vietnam	—	32,329,671	—	32,329,671
Money Market Funds	141,738,217	176,923	—	141,915,140
Total Investments	$1,037,695,613	$1,383,697,254	$—	$2,421,392,867
Invesco Emerging Markets All Cap Fund